June 1, 2016

CROSS SHORE DISCOVERY FUND
Institutional Shares

Supplement to Prospectus and Statement of Additional Information,
each dated November 23, 2015, as revised on March 24, 2016 and May 16, 2016

The Prospectus and Statement of Additional Information (“SAI”), each dated November 23, 2015, and revised on March 24, 2016 and May 16, 2016, of the Cross Shore Discovery Fund (the “Fund”) is hereby amended to reflect the following new information, effective June 1, 2016:

New Administrator Name

The name of the Fund’s Administrator has changed to Ultimus Fund Solutions, LLC.

New Fund Accountant Name

The name of the Fund’s Fund Accounting Agent has changed to Citco Fund Services (USA), Inc.

New Officers of the Fund

The following disclosure replaces the disclosure in the table in the SAI on page 27, under the sub-section entitled “Principal Officers who are Not Trustees.”

Name and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years
Bryan W. Ashmus (2) Born: 1973	Treasurer, Principal Financial Officer and Principal Accounting Officer	Since 2016
Vice President and Director of Financial Administration, Ultimus Fund Solutions, LLC (December 2015 to present); Chief Financial Officer and Treasurer, Strategy Shares (formerly Huntington Strategy Shares) (November 2013 to March 2016); Mutual Fund & Variable Insurance Trust (formerly The Huntington Funds) (November 2013 to April 2016); Chief Financial Officer and Treasurer, Valued Advisers Trust (December 2013 to present); Vice President and Manager of Financial Administration, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (September 2013 to December 2015); Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (May 2005 to September 2013).

Tina H. Bloom (2) Born: 1968	Secretary	Since 2016	Vice President - Director of Fund Administration, Ultimus Fund Solutions, LLC (2006 to present).
Martin R. Dean (2) Born: 1963	Chief Compliance Officer	Since 2016
Vice President, Director of Fund Compliance of Ultimus Fund Solutions, LLC (January 2016 to present); Chief Compliance Officer, First Western Funds Trust (April 2016 to Present); Assistant Chief Compliance Officer, Ultimus Managers Trust (January 2016 to present); Assistant Chief Compliance Officer, Unified Series Trust (January 2016 to present); Anti-Money Laundering Officer and Chief Compliance Officer, Mutual Fund and Variable Insurance Trust (formerly, The Huntington Funds) (July 2013 to April 2016); Anti-Money Laundering Officer and Chief Compliance Officer, Strategy Shares (formerly, Huntington Strategy Shares) (July 2013 to March 2016); Senior Vice President and Compliance Group Manager, Huntington Asset Services, Inc. (July 2013 to December 2015); Director of Fund Accounting and Fund Administration Product at Citi Fund Services (January 2008 to June 2013)

Stephen L. Preston (2) Born: 1966	Anti-Money Laundering Compliance Officer	Since 2016
Vice President and Chief Compliance Officer of Ultimus Fund Distributors, LLC and Vice President of Ultimus Fund Solutions, LLC (2011 to present); Senior Consultant at Mainstay Capital Markets Consultants (2010 to 2011).

Wade R. Bridge (2) Born: 1968	Assistant Secretary	Since 2016	Vice President - Director of Fund Administration, Ultimus Fund Solutions, LLC and Vice President, Ultimus Fund Distributors, LLC (2002 to present).

(1)	Each officer of the Fund serves for an indefinite term until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.
(2)	The business address of each officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Further Information

For further information, please contact the Fund toll-free at (844) 300-7828.  You may also obtain additional copies of the Fund’s Prospectus and Statement of Additional Information, free of charge, by writing to the Fund c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Fund toll-free at the number above or by visiting the Fund’s website at www.crossshorefunds.com.

Please retain for future reference.